Significant Accounting Policies - Summary of Detailed Information About In IFRS 16 of Income Statement And Cash Flows (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Profit or loss [abstract]
Revenues		$ 13,130	$ 13,531	[1]	$ 12,926	[1]
Cost of sales		(8,825)	(8,849)	[1]	(8,365)	[1]
Operating expenses		(2,972)	(2,979)	[1]	(2,826)	[1]
Other expenses, net		(347)	(296)	[1]	(205)	[1]
Financial expense		(711)	(722)	[1]	(1,086)	[1]
Financial income and other items, net			32		217
Earnings before income tax		253	717	[1]	661	[1]
Income tax		(162)	(224)	[1]	(16)	[1]
Net income from continuing operations			493		645
Discontinued operations		88	77	[1]	222	[1]
CONSOLIDATED NET INCOME		179	570	[1]	867	[1]
Non-controlling interest net income		36	42	[1]	75	[1]
CONTROLLING INTEREST NET INCOME		143	528	[1]	792	[1]
OPERATING ACTIVITIES
Net income from continuing operations			493		645
Non-cash items:
Depreciation and amortization of assets		1,045	982	[1]	963	[1]
Other non-cash items			963		820
Changes in working capital, excluding income taxes		98	(55)	[1]	431	[1]
Operating cash flows from continuing operations before financial expense, coupons on perpetual debentures and income taxes		2,144	2,383	[1]	2,859	[1]
Interest on debt and coupons on perpetual debentures paid		(694)	(741)	[1]	(899)	[1]
Income taxes paid		(168)	(207)	[1]	(246)	[1]
Cash flows provided by operating activities from continuing operations		1,282	1,435	[1]	1,714	[1]
Net cash flow provided by operating activities from discontinued operations		71	132	[1]	131	[1]
Net cash flows provided by operating activities		1,353	1,567	[1]	1,845	[1]
INVESTING ACTIVITIES
Property, machinery and equipment and assets for the right-of-use, net			(601)		(567)
Other items of investing activities			(214)		1,120
Net cash flows used in investing activities		(293)	(815)	[1]	553	[1]
FINANCING ACTIVITIES
Other financial obligations, net		(233)	(578)	[1]	(190)	[1]
Other items of financing activities			(585)		(2,200)
Net cash flows used in financing activities		(544)	(1,163)	[1]	(2,390)	[1]
Decrease in cash and cash equivalents from continuing operations		445	(543)	[1]	(123)	[1]
Increase in cash and cash equivalents from discontinued operations		71	132	[1]	131	[1]
Foreign currency translation effect on cash		(37)	21	[1]	130	[1]
Cash and cash equivalents at beginning of period	[1]	309	699		561
CASH AND CASH EQUIVALENTS AT END OF PERIOD		788	309	[1]	699	[1]
Increase (decrease) due to application of IFRS 16 [member]
Profit or loss [abstract]
Cost of sales			34		32
Operating expenses			24		20
Financial expense			(69)		(63)
Financial income and other items, net			(3)		(2)
Earnings before income tax			(14)		(13)
Income tax			2		(6)
Net income from continuing operations			(12)		(19)
CONSOLIDATED NET INCOME			(12)		(19)
CONTROLLING INTEREST NET INCOME			(12)		(19)
OPERATING ACTIVITIES
Net income from continuing operations			(20)		(28)
Non-cash items:
Depreciation and amortization of assets			219		176
Other non-cash items			67		61
Operating cash flows from continuing operations before financial expense, coupons on perpetual debentures and income taxes			266		209
Interest on debt and coupons on perpetual debentures paid			(69)		(63)
Income taxes paid			1		(6)
Cash flows provided by operating activities from continuing operations			198		140
Net cash flows provided by operating activities			198		140
FINANCING ACTIVITIES
Other financial obligations, net			(190)		(112)
Net cash flows used in financing activities			(190)		(112)
Decrease in cash and cash equivalents from continuing operations			8		28
Foreign currency translation effect on cash			(8)		(28)
Previously stated [member]
Profit or loss [abstract]
Revenues			13,531		12,926
Cost of sales			(8,883)		(8,397)
Operating expenses			(3,003)		(2,846)
Other expenses, net			(296)		(205)
Financial expense			(653)		(1,023)
Financial income and other items, net			35		219
Earnings before income tax			731		674
Income tax			(226)		(10)
Net income from continuing operations			505		664
Discontinued operations			77		222
CONSOLIDATED NET INCOME			582		886
Non-controlling interest net income			42		75
CONTROLLING INTEREST NET INCOME			540		811
OPERATING ACTIVITIES
Net income from continuing operations			513		673
Non-cash items:
Depreciation and amortization of assets			763		787
Other non-cash items			896		759
Changes in working capital, excluding income taxes			(55)		431
Operating cash flows from continuing operations before financial expense, coupons on perpetual debentures and income taxes			2,117		2,650
Interest on debt and coupons on perpetual debentures paid			(672)		(836)
Income taxes paid			(208)		(240)
Cash flows provided by operating activities from continuing operations			1,237		1,574
Net cash flow provided by operating activities from discontinued operations			132		131
Net cash flows provided by operating activities			1,369		1,705
INVESTING ACTIVITIES
Property, machinery and equipment and assets for the right-of-use, net			(601)		(567)
Other items of investing activities			(214)		1,120
Net cash flows used in investing activities			(815)		553
FINANCING ACTIVITIES
Other financial obligations, net			(388)		(78)
Other items of financing activities			(585)		(2,200)
Net cash flows used in financing activities			(973)		(2,278)
Decrease in cash and cash equivalents from continuing operations			(551)		(151)
Increase in cash and cash equivalents from discontinued operations			132		131
Foreign currency translation effect on cash			29		158
Cash and cash equivalents at beginning of period		$ 309	699		561
CASH AND CASH EQUIVALENTS AT END OF PERIOD			$ 309		$ 699

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.